Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Disclosure Of Inventories Text Block Abstract
Inventory write off	$ 13	$ 304	$ 905
Inventory write off	$ 13			$ 1,399